Commitments and Contingencies - Schedule of Business Acquisitions by Acquisition, Contingent Consideration (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration [Roll Forward]
Beginning Balance	$ 29
Contingent consideration payments	(1)
Ending Balance	28	$ 29
Level 3
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration [Roll Forward]
Beginning Balance	$ 29	26	$ 26
Initial estimate of contingent consideration		3	0
Contingent consideration payments		0	0
Change in fair value of contingent consideration		0	0
Ending Balance		$ 29	$ 26